Loans and Allowance for Loan and Lease Losses (Average Recorded Investment Of Impaired Loans And Related Interest Income By Loan Portfolio Class) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	$ 90	$ 66	$ 101	$ 53	$ 75	$ 107	$ 29
Impaired Loans with No Allowance: Interest Income Recognized			2
Impaired Loans with Allowance: Average Recorded Investment		17		19	32		76
Impaired Financing Receivable, Average Recorded Investment, Total	90	83	101	72	107	107	105
Impaired Financing Receivable, Interest Income Recognized, Total			2			3
Commercial Portfolio [Member] | Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	36	11	18	14	9	19	72
Impaired Loans with Allowance: Average Recorded Investment		59		61	59	123	93
Impaired Financing Receivable, Average Recorded Investment, Total	36	70	18	75	68	142	165
Impaired Financing Receivable, Interest Income Recognized, Total						205
Commercial Portfolio [Member] | Commercial and Industrial [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Interest Income Recognized						205
Commercial Portfolio [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	644	960	524	1,001	820	1,051	1,966
Impaired Loans with No Allowance: Interest Income Recognized			279			14	346
Impaired Loans with Allowance: Average Recorded Investment	2,792	2,201	2,660	1,851	2,177	1,721	6,823
Impaired Financing Receivable, Average Recorded Investment, Total	4,080	4,104	3,922	3,786	3,807	3,698	8,789
Impaired Financing Receivable, Interest Income Recognized, Total	110		389		164	364	346
Commercial Portfolio [Member] | Commercial Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	644	943	738	934	810	926
Impaired Loans with No Allowance: Interest Income Recognized	110		110		164	350
Commercial Portfolio [Member] | Commercial Real Estate - Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	473		313		124
Impaired Loans with Allowance: Average Recorded Investment	240		144		48
Impaired Financing Receivable, Average Recorded Investment, Total	713		457		172
Residential Portfolio [Member] | Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	860	831	843	777	821	816	541
Impaired Loans with No Allowance: Interest Income Recognized	7	7	18	9	21	8
Impaired Loans with Allowance: Average Recorded Investment	66		40		14	25
Impaired Financing Receivable, Average Recorded Investment, Total	1,252	1,208	1,233	1,152	1,213	1,241	$ 541
Impaired Financing Receivable, Interest Income Recognized, Total	9	7	18	13	25	8
Residential Portfolio [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	326	$ 377	$ 350	375	378	400
Impaired Loans with No Allowance: Interest Income Recognized	$ 2			$ 4	$ 4
Consumer Portfolio [Member] | Home Equity [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Interest Income Recognized						$ 3